ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2020
ACCOUNTS RECEIVABLE
Schedule of accounts receivable

	2020	2019
Trade	$496.6	$461.0
Other[1]	103.8	97.2
	$600.4	$558.2
[1]	Includes interest receivable from Quebecor of an amount of $10.6 million as of December 31, 2019.